Commitments and contingencies - Schedule of Estimates of Future Commitments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Commitments Disclosure [Line Items]
Year 1	$ 171.9
Year 2	95.8
Year 3	68.9
Year 4	65.3
Year 5	61.9
Thereafter	332.3
Total	796.1
Power purchase
Commitments Disclosure [Line Items]
Year 1	44.3
Year 2	23.0
Year 3	12.8
Year 4	13.0
Year 5	12.4
Thereafter	104.4
Total	209.9
Natural gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1	109.3
Year 2	62.2
Year 3	51.1
Year 4	49.0
Year 5	46.1
Thereafter	159.5
Total	477.2
Service agreements
Commitments Disclosure [Line Items]
Year 1	12.6
Year 2	7.4
Year 3	1.7
Year 4	0.0
Year 5	0.0
Thereafter	0.0
Total	21.7
Capital projects
Commitments Disclosure [Line Items]
Year 1	2.1
Year 2	0.0
Year 3	0.0
Year 4	0.0
Year 5	0.0
Thereafter	0.0
Total	2.1
Land easements and other
Commitments Disclosure [Line Items]
Year 1	3.6
Year 2	3.2
Year 3	3.3
Year 4	3.3
Year 5	3.4
Thereafter	68.4
Total	$ 85.2